SUBSEQUENT EVENT (Details Narrative) - USD ($)			2 Months Ended	3 Months Ended	9 Months Ended
	Jan. 20, 2023	Aug. 17, 2022	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022	May 20, 2021	May 05, 2021	Apr. 15, 2021	Jan. 01, 2016
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 575,000
Naturalshrimp Incorporated [Member]
Subsequent Event [Line Items]
Sale of stock consideration				17,175,675
Sale of stock consideration received on transaction				$ 1,380,000
Debt Instrument, Face Amount				35,000	$ 35,000
Interest rate percentage										2.00%
Debt discount				$ 9,680,000	$ 9,680,000	$ 13,940,000
Debt instrument, redemption, percentage					15.00%
GHS Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Subsequent Event [Line Items]
Sale of stock consideration				17,175,675
GHS Purchase Agreement [Member] | Subsequent Event [Member] | Naturalshrimp Incorporated [Member]
Subsequent Event [Line Items]
Sale of stock consideration			14,880,460
Sale of stock consideration received on transaction			$ 878,365
GHS Purchase Agreement [Member] | Subsequent Event [Member] | Naturalshrimp Incorporated [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price			$ 0.060
GHS Purchase Agreement [Member] | Subsequent Event [Member] | Naturalshrimp Incorporated [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price			$ 0.065
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Subsequent Event [Line Items]
Share price							$ 0.55	$ 0.55	$ 0.55
Debt Instrument, Face Amount		$ 5,433,333
Interest rate percentage		12.00%
Debt discount		$ 433,333
Debt instrument, redemption, percentage		15.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Naturalshrimp Incorporated [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 631,968
Interest rate percentage	10.00%
Debt discount	$ 56,868
Cash received from debt instrument	$ 575,100
Debt instrument, redemption, percentage	15.00%